Investment Objectives and Goals - Chase Growth Fund	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	CHASE GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve the growth of capital.